Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Summary of Receivables
Receivables were comprised of the following (in thousands):

	As of December 31, 2017	As of December 31, 2018
Service charges:
Billed	$234,724	$292,634
Unbilled	11,025	—
Other	5,143	7,301
Allowance for doubtful accounts	(29,669)	(28,542)
Total	$221,223	$271,393